UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7590

John Hancock Patriot Preferred Dividend Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Preferred Dividend Fund

2.28.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Issuer		Shares	Value

Common stocks 10.23%			$15,825,639
(Cost $13,464,700)

Electric Utilities 0.00%			2,625

Progress Energy, Inc., (Contingent Value Obligation) (B)(I)		37,500	2,625

Gas Utilities 0.67%			1,027,880

Peoples Energy Corp.		28,000	1,027,880

Integrated Telecommunication Services 0.40%			622,154

AT&T, Inc.		22,550	622,154

Multi-Utilities & Unregulated Power 9.16%			14,172,980

Alliant Energy Corp.		52,000	1,721,200
Dominion Resources, Inc.		27,500	2,065,250
DTE Energy Co.		30,000	1,299,000
KeySpan Corp.		81,000	3,300,750
NiSource, Inc.		34,000	698,020
NSTAR		100,000	2,936,000
TECO Energy, Inc.		62,000	1,057,720
Xcel Energy, Inc.		59,000	1,095,040
	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 85.83%			$132,752,466
(Cost $131,155,243)

Agricultural Products 3.20%			4,946,250

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	60,000	4,946,250

Consumer Finance 4.24%			6,564,960

HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	BBB+	35,600	929,160
SLM Corp., 6.97%, Ser A	BBB+	101,000	5,635,800

Diversified Banks 3.87%			5,986,200

Bank of America Corp., 6.75%, Depositary Shares, Ser VI	A	77,000	4,050,200
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)	A	80,000	1,936,000

Diversified Chemicals 1.80%			2,779,800

Du Pont (E.I.) de Nemours & Co., $4.50, Ser B	BBB+	33,900	2,779,800

Electric Utilities 18.11%			28,016,421

Alabama Power Co., 5.20%	BBB+	251,400	6,285,000
Boston Edison Co., 4.78%	BBB+	19,380	1,788,774
Duquesne Light Co., 6.50%	BB+	100,000	5,135,000
Entergy Mississippi, Inc., 6.25%	BB+	100,000	2,453,130

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Interstate Power & Light Co., 7.10%, Ser C	BBB-	32,000	876,800
Northern Indiana Public Service Co., 4.88% (G)	BB+	6,925	631,690
Northern Indiana Public Service Co., 7.44%	BB+	15,150	1,555,243
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)	CCC+	110,000	2,777,500
Southern California Edison Co., 6.125%	BBB-	50,000	5,050,000
Union Electric Co., $3.70	BBB-	12,262	828,451
Wisconsin Public Service Corp., 6.76%	A-	6,095	634,833
Gas Utilities 4.59%			7,103,355

Southern Union Co., 7.55%	BB+	201,400	5,296,820
Southwest Gas Capital II, 7.70%	BB	68,300	1,806,535
Integrated Telecommunication Services 0.64%			984,000

Telephone & Data Systems, Inc., 6.625%	A-	40,000	984,000
Investment Banking & Brokerage 9.59%			14,829,257

Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F	BBB	40,000	2,000,000
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E	BBB	100,600	5,152,732
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	A-	48,000	2,448,000
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	A-	102,500	5,228,525
Life & Health Insurance 4.38%			6,778,200

MetLife, Inc., 6.50%, Ser B	BBB	260,000	6,778,200
Multi-Utilities & Unregulated Power 5.85%			9,043,589

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Baa1	20,000	2,094,376
Energy East Capital Trust I, 8.25%	BBB-	168,000	4,267,200
PSEG Funding Trust II, 8.75%	BB+	30,000	802,200
Public Service Electric & Gas Co., 6.92%	BB+	19,000	1,879,813
Oil & Gas Exploration & Production 14.50%			22,422,009

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B	BBB-	61,489	6,121,999
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	62,200	6,194,734
Devon Energy Corp., 6.49%, Ser A	BB+	63,500	6,504,781
Nexen, Inc., 7.35% (Canada)	BB+	139,500	3,600,495
Other Diversified Financial Services 7.96%			12,307,325

Citigroup, Inc., 6.213%, Depositary Shares, Ser G	A	52,000	2,660,320
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A	88,700	4,537,005
JPMorgan Chase & Co., 6.625%, Depositary Shares, Ser H	A-	100,000	5,110,000
Regional Banks 4.17%			6,453,300

HSBC USA, Inc., $2.8575 (G)	A2	131,700	6,453,300
Trucking 2.93%			4,537,800

AMERCO, 8.50%, Ser A	CCC+	180,000	4,537,800

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)
	Interest	Par value
Issuer, maturity date	rate (%)	($000)	Value

Short-term investments 3.94%			$6,095,000
(Cost $6,095,000)

Commercial Paper 3.94%			6,095,000

ChevronTexaco Corp., 03-01-06	4.430	6,095	6,095,000

Total investments 100.00%			$154,673,105

John Hancock Patriot Preferred Dividend Fund Footnotes to Schedule of Investments February 28, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Rule 144A securities amounted to $4,946,250 or 3.20% of the Fund's total investments as of
February 28, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2006, including short-term investments, was $150,714,943.
Gross unrealized appreciation and depreciation of investments aggregated $6,744,097 and $2,785,935, respectively, resulting in net unrealized appreciation of $3,958,162.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: PPF

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Preferred Dividend Fund.

P70Q3 2/06
4/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Preferred Dividend Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer

Date: April 24, 2006

By: /s/ John G. Vrysen ------------------------------------- John G. Vrysen Executive Vice President and Chief Financial Officer

Date: April 24, 2006